Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,828,000
Previously Paid Amount	0.00
Total Fee Amount	942.95
Total Offset Amount	0.00
Net Fee	942.95
Narrative - Max Aggregate Offering Price	$ 6,828,000
Final Prospectus	true